Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	¥ 391,699	¥ 160,879
Accumulated amortization	(123,056)	(57,342)
Impairment Amount	(26,418)
Total	242,225	103,537
Indefinite-lived intangible assets	800,747	775,187
Total intangible assets Gross Carrying Amount	1,192,446	936,066
Total intangible assets - Accumulated amortization	(123,056)	(57,342)
Total intangible assets - Impairment Amount	(26,418)
Total intangible assets - Net Carrying Amount	1,042,972	878,724
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	494,000	494,000
Total	494,000	494,000
Surveying And Mapping Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	250,000	250,000
Total	250,000	250,000
Others [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	56,747	31,187
Total	56,747	31,187
Software and Software Development Costs [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	389,409	158,589
Accumulated amortization	(120,766)	(55,052)
Impairment Amount	(26,418)
Total	242,225	103,537
License Of Maintenance And Overhauls [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	2,290	2,290
Accumulated amortization	¥ (2,290)	¥ (2,290)